Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 7,712
Ending balance	7,834	$ 7,712
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,543	7,234
Acquisitions	151	2,715
Additions	728	676
Disposals	(113)	(8)
Foreign currency adjustments and other	(72)	(74)
Ending balance	11,237	10,543
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,831	2,371
Amortization	651	494
Disposals	(102)	(8)
Foreign currency adjustments and other	23	(26)
Ending balance	3,403	2,831
Fund management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,415
Ending balance	4,415	4,415
Fund management contracts [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,325
Acquisitions		2,090
Ending balance	4,415
Indefinite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	166
Ending balance	166	166
Indefinite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		68
Acquisitions		98
Ending balance	166
Computer software [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,241
Ending balance	2,356	2,241
Computer software [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,946	3,278
Acquisitions		47
Additions	705	673
Disposals	(113)	(8)
Foreign currency adjustments and other	(13)	(44)
Ending balance	4,525	3,946
Computer software [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,705	1,321
Amortization	535	409
Disposals	(102)	(8)
Foreign currency adjustments and other	31	(17)
Ending balance	2,169	1,705
Other intangible assets [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	890
Ending balance	897	890
Other intangible assets [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,016	1,563
Acquisitions	151	480
Additions	23	3
Foreign currency adjustments and other	(59)	(30)
Ending balance	2,131	2,016
Other intangible assets [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,126	1,050
Amortization	116	85
Foreign currency adjustments and other	(8)	(9)
Ending balance	$ 1,234	$ 1,126